Schedule of Segment Identifiable Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	$ 2,082	$ 5,292	$ 15,547
Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		6,156
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	1,774	3,834
North America			9,937
North America [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
North America		3,864
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	125	1,266	2,324
UNITED KINGDOM | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		1,266
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	$ 183	192
Other foreign markets			$ 3,286
Other Foreign Markets [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other foreign markets		$ 1,026